Debt - Summary of Credit Agreements (Details) $ in Thousands							3 Months Ended
	Nov. 08, 2018	Oct. 03, 2018	Sep. 21, 2018	Sep. 13, 2018	Sep. 11, 2018	Dec. 05, 2017	Dec. 31, 2018	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Number of vessels								46
Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross								$ 561,216	$ 738,699
Secured Debt | $85.5 Million Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate						2.85%
Line of Credit Facility, Commitment Fee Percentage							1.14%
Debt Instrument, Maturity Date, Description							February 15, 2023
Long-term Debt, Gross								21,974	46,499
Debt Instrument, Collateral Amount								32,577
Secured Debt | $30.0 Million Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate				2.20%
Line of Credit Facility, Commitment Fee Percentage				0.88%
Debt Instrument, Maturity Date, Description				September 18, 2023
Long-term Debt, Gross								24,881	27,198
Debt Instrument, Collateral Amount								38,629
Secured Debt | $60.0 Million Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate					2.25%
Line of Credit Facility, Commitment Fee Percentage					0.90%
Debt Instrument, Maturity Date, Description					September 14, 2023
Long-term Debt, Gross								23,746	26,573
Debt Instrument, Collateral Amount								33,676
Secured Debt | $184.0 Million Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate			2.40%
Line of Credit Facility, Commitment Fee Percentage			0.96%
Debt Instrument, Maturity Date, Description			September 21, 2023
Long-term Debt, Gross								49,641	130,145
Debt Instrument, Collateral Amount								70,320
Secured Debt | $34.0 Million Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		2.35%
Line of Credit Facility, Commitment Fee Percentage		1.175%
Debt Instrument, Maturity Date, Description		October 3, 2025
Long-term Debt, Gross								30,536	31,571
Debt Instrument, Collateral Amount								39,069
Secured Debt | $90.0 Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.35%
Line of Credit Facility, Commitment Fee Percentage	1.00%
Debt Instrument, Maturity Date, Description	November 8, 2023
Long-term Debt, Gross								22,340	$ 82,100
Debt Instrument, Collateral Amount								$ 32,011
Secured Debt | Kamsarmax | $85.5 Million Credit Facility [Member]
Debt Instrument [Line Items]
Number of vessels								0
Secured Debt | Kamsarmax | $30.0 Million Credit Facility [Member]
Debt Instrument [Line Items]
Number of vessels								2
Secured Debt | Kamsarmax | $60.0 Million Credit Facility [Member]
Debt Instrument [Line Items]
Number of vessels								0
Secured Debt | Kamsarmax | $184.0 Million Credit Facility [Member]
Debt Instrument [Line Items]
Number of vessels								2
Secured Debt | Kamsarmax | $34.0 Million Credit Facility [Member]
Debt Instrument [Line Items]
Number of vessels								2
Secured Debt | Kamsarmax | $90.0 Credit Facility [Member]
Debt Instrument [Line Items]
Number of vessels								0
Secured Debt | Ultramax | $85.5 Million Credit Facility [Member]
Debt Instrument [Line Items]
Number of vessels								2
Secured Debt | Ultramax | $30.0 Million Credit Facility [Member]
Debt Instrument [Line Items]
Number of vessels								0
Secured Debt | Ultramax | $60.0 Million Credit Facility [Member]
Debt Instrument [Line Items]
Number of vessels								2
Secured Debt | Ultramax | $184.0 Million Credit Facility [Member]
Debt Instrument [Line Items]
Number of vessels								2
Secured Debt | Ultramax | $34.0 Million Credit Facility [Member]
Debt Instrument [Line Items]
Number of vessels								0
Secured Debt | Ultramax | $90.0 Credit Facility [Member]
Debt Instrument [Line Items]
Number of vessels								2